UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021

13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeremiah Milbank, III
Title:    Principal
Phone:    (212) 980-2500

Signature, Place and Date of Signing:

/s/ Jeremiah Milbank, III        New York, New York         November 15, 2004
-------------------------     --------------------------    --------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            70

Form 13F Information Table Value Total:  $136,395,000

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                    FORM 13F INFORMATION TABLE

MILBANK WINTHROP & CO.
DISCRETIONARY OWNERS FOR 13F
AS OF 9/30/04
00146-0001 #525041
                                                 FAIR
                                                 MARKET                                   VOTING DISCRETION
NAME                    TITLE                    VALUE    SHARES OR                                    SHARED
OF                      OF            CUSIP      -------  PRINCIPAL    INVEST  OTHER     SOLE  SHARED  OTHER
ISSUER                  CLASS         NUMBER     *1000    AMOUNT       DISCR   MANAGERS   (A)   (B)     (C)
---------------------------------------------------------------------------------------------------------------
3M COMPANY              COMMON        88579Y101    1,745       21,822  SOLE      NONE     X
AEGON N V - ORD AMER    ORD AMER REG    7924103      114       10,576  SOLE      NONE     X
AFLAC INC               COMMON          1055102    4,246      108,282  SOLE      NONE     X
ALTRIA GROUP INC        COMMON        02209S103    2,972       63,175  SOLE      NONE     X
AMERICAN EXPRESS CO     COMMON         25816109    5,444      105,797  SOLE      NONE     X
AMERICAN INTL GROUP I   COMMON         26874107    2,540       37,361  SOLE      NONE     X
AT & T WIRELESS         COMMON        00209A106      347       23,482  SOLE      NONE     X
AUTOBYTEL INC           COMMON        05275N106      276       30,794  SOLE      NONE     X
BANKRATE, INC           COMMON        06646V108      225       20,000  SOLE      NONE     X
BELLSOUTH CORP          COMMON         79860102    1,939       71,492  SOLE      NONE     X
BELO CORPORATION        COMMON         80555105    1,803       80,000  SOLE      NONE     X
BERKSHIRE HATHAWAY IN   COMMON         84670108    1,126           13  SOLE      NONE     X
BERKSHIRE HATHAWAY IN   COMMON         84670207      264           92  SOLE      NONE     X
BP PLC                  SPON ADR       55622104    2,727       47,394  SOLE      NONE     X
BRIGGS & STRATTON COR   COMMON        109043109      825       10,160  SOLE      NONE     X
BRISTOL MYERS SQUIBB    COMMON        110122108    1,764       74,536  SOLE      NONE     X
CANADIAN NATL RY CO C   COMMON        136375102      230        4,750  SOLE      NONE     X
CARNIVAL CORP           PAIRED CTF    143658300    4,957      104,814  SOLE      NONE     X
CATERPILLAR INC         COMMON        149123101      394        4,896  SOLE      NONE     X
CHEVRONTEXACO CORP      COMMON        166764100    2,445       45,584  SOLE      NONE     X
CHUBB CORP              COMMON        171232101    3,619       51,487  SOLE      NONE     X
CISCO SYS INC           COMMON        17275R102      260       14,376  SOLE      NONE     X
CITIGROUP INC.          COMMON        172967101    4,975      112,768  SOLE      NONE     X
COCA COLA CO            COMMON        191216100    1,192       29,757  SOLE      NONE     X
COMCAST CORP NEW        COMMON        20030N101      542       19,192  SOLE      NONE     X
DEERE & CO              COMMON        244199105    2,298       35,600  SOLE      NONE     X
DISNEY WALT             COMMON        254687106      311       13,802  SOLE      NONE     X
DOVER CORP              COMMON        260003108    3,256       83,766  SOLE      NONE     X
DU PONT E I DE NEMOUR   COMMON        263534109      265        6,181  SOLE      NONE     X
EMERSON ELEC CO         COMMON        291011104      293        4,739  SOLE      NONE     X
EXXON MOBIL CORP        COMMON        30231G102   11,010      227,809  SOLE      NONE     X
GENERAL ELECTRIC CO     COMMON        369604103    4,935      146,963  SOLE      NONE     X
GILLETTE CO             COMMON        375766102      632       15,135  SOLE      NONE     X
INTEL CORP              COMMON        458140100      279       13,902  SOLE      NONE     X
INTERNATIONAL BUSINESS  COMMON        459200101      358        4,170  SOLE      NONE     X
INTERPUBLIC GROUP COS   COMMON        460690100      519       48,989  SOLE      NONE     X
JEFFERSON PILOT CORP    COMMON        475070108      298        6,000  SOLE      NONE     X
JOHNSON & JOHNSON       COMMON        478160104    2,432       43,179  SOLE      NONE     X
LEHMAN BROS HLDGS INC   COMMON        524908100      598        7,500  SOLE      NONE     X
LIBERTY MEDIA CORP      COMMON        530718105    2,618      300,182  SOLE      NONE     X
LOEWS CORP              COMMON        540424108      256        4,370  SOLE      NONE     X
MCGRAW HILL INC         COMMON        580645109      306        3,843  SOLE      NONE     X
MEDIA GENERAL INC.      COMMON        584404107    4,452       79,576  SOLE      NONE     X
MELLON FINL CORP        COMMON        58551A108      257        9,267  SOLE      NONE     X
MEMBERWORKS INC         COMMON        586002107      577       22,000  SOLE      NONE     X
MERCK & CO              COMMON        589331107    2,192       66,418  SOLE      NONE     X
MICROSOFT CORP          COMMON        594918104      335       12,100  SOLE      NONE     X
MOTOROLA INC            COMMON        620076109      328       18,203  SOLE      NONE     X
NORTHEAST UTILS         COMMON        664397106      194       10,000  SOLE      NONE     X
NORTHERN TRUST CORP     COMMON        665859104    1,185       29,044  SOLE      NONE     X
ORACLE CORP             COMMON        68389X105      258       22,908  SOLE      NONE     X
PEPSICO INC             COMMON        713448108      267        5,480  SOLE      NONE     X
PFIZER INC              COMMON        717081103    2,388       78,043  SOLE      NONE     X
POTASH CORP SASK INC    COMMON        73755L107    6,302       98,210  SOLE      NONE     X
PROCTER & GAMBLE CO     COMMON        742718109    4,019       74,264  SOLE      NONE     X
PROVIDIAN FINL CORP     COMMON        74406A102      265       17,022  SOLE      NONE     X
QUALCOMM INC            COMMON        747525103      671       17,200  SOLE      NONE     X
REGIS CORP MINN         COMMON        758932107    8,053      200,225  SOLE      NONE     X
ROYAL DUTCH PETRO       NY REG EUR    780257804    2,629       50,958  SOLE      NONE     X
SCHLUMBERGER LTD        COMMON        806857108    1,664       24,724  SOLE      NONE     X
SIGMA ALDRICH CORP      COMMON        826552101    4,198       72,385  SOLE      NONE     X
TIME WARNER INC         COMMON        887317105    3,014      186,756  SOLE      NONE     X
TYCO INTL LTD NEW       COMMON        902124106    4,811      156,925  SOLE      NONE     X
U S BANCORP             COMMON        902973304      705       24,387  SOLE      NONE     X
VERIZON COMMUNICATION   COMMON        92343V104      413       10,499  SOLE      NONE     X
VIACOM INC              COMMON        925524308    3,423      102,006  SOLE      NONE     X
VODAFONE GROUP PLC      SPON ADR      92857W100      836       34,666  SOLE      NONE     X
WACHOVIA GROUP          COMMON        929903102      728       15,500  SOLE      NONE     X
WELLS FARGO NEW         COMMON        949746101    1,161       19,466  SOLE      NONE     X
WILMINGTON TR CORP      COMMON        971807102    3,435       94,857  SOLE      NONE     X


00146.0001 #525538